Treasury Stock - Additional Information (Detail) shares in Thousands, $ in Thousands	5 Months Ended
Aug. 06, 2019 TWD ($) shares
Statement [line items]
Approval for number of treasury stock cancelled | shares	25,570
Cancellation of treasury stock | $	$ 962,503